RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
Transactions with related parties:

The following table sets forth transactions with related parties:

	Six Months Ended June 30,
(in thousands of $)	2025	2024
Insurance commission (a)	—	(208)
Office rental (b)	(312)	(36)
	(312)	(244)

Amounts due to related parties

Balances with related parties consisted of the following:

(in thousands of $)	June 30, 2025	December 31, 2024
Balances due to QPSL and its affiliates (b)	526	294

a) Insurance Services – Eastern Pacific Shipping Pte. Ltd., an affiliate of QPSL, provides CoolCo with insurance and claim handling services. The charges during the period ended June 30, 2024 represent the commission paid as a percentage of the gross premium for such insurances placed. There were nil charges for the period ended June 30, 2025.
(b) Balances due to QPSL and its affiliates - Payables to QPSL and its affiliates for the periods ended June 30, 2025 and December 31, 2024 are comprised of office rental.